LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [line items]
Schedule of basic loss per ordinary share
	June 30, 2024	June 30, 2023
‘A’ ordinary shares	183,376,218	152,885,033

Basic (loss)/earnings per share denominator	183,376,218	152,885,033

Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ Ordinary shares at January 1	165,865,884	164,985,882
Weighted average number of ‘A’ Ordinary shares issued during the year	30,065,934	454,751
Weighted average number of treasury shares	(12,555,600)	(12,555,600)

Basic (loss)/earnings per share denominator	183,376,218	152,885,033

Schedule of diluted loss per ordinary share
	June 30, 2024	June 30, 2023
Potentially Dilutive Instruments:
Basic loss per share denominator	183,376,218	152,885,033

Issuable on conversion of Exchangeable notes	38,391	38,391
Issuable on conversion of Convertible note	24,691,358	24,691,358
Issuable on exercise of options	-	515,678
Issuable on exercise of warrants	-	-

Diluted loss per share denominator	208,105,967	178,130,460